Fair Value Measurements - Notional Amount (Details) - Designated as Hedging Instrument - Cash flow hedges - USD ($) $ in Millions	Jul. 02, 2023	Jan. 01, 2023
Derivative [Line Items]
Derivative, notional amount	$ 3,307	$ 4,168
Forward foreign exchange contracts
Derivative [Line Items]
Derivative, notional amount	3,307	1,768
Interest rate swaps
Derivative [Line Items]
Derivative, notional amount	$ 0	$ 2,400